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                     UNITED STATES SECURITIES
                      AND EXCHANGE COMMISSION           OMB APPROVAL
                      WASHINGTON, D.C. 20549
                                                        OMB Number:    3235-0456
                            FORM 24F-2                  Expires: August 31, 2000
                 ANNUAL NOTICE OF SECURITIES SOLD       Estimated average burden
                      PURSUANT TO RULE 24f-2            hours per response.....1



READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


1.    Name and address of issuer:
      The Hartford Mutual Funds, Inc.
      P.O. Box 2999
      Hartford, CT 06104-2199


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]


3.    Investment Company Act File Number: 811-07589


      Securities Act File Number: 33-02381


4(a). Last day of fiscal year for which this Form is filed:

      October 31, 2001

4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
      (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):                              $8,111,985,447

     (ii) Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                          $3,562,553,071

    (iii) Aggregate price of securities
          redeemed or repurchased during any
          PRIOR fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce
          registration fees payable to the
          Commission                            $            0

     (iv) Total available redemption
          credits [add Items 5(ii) and 5(iii)]:                   $3,562,553,071

      (v) Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:                             $4,549,432,376

     (vi) Redemption credits available for use
          in future years -- if Item 5(i) is
          less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:           $(           )

    (vii) Multiplier for determining
          registration fee                                      X        .000092
          (See Instruction C.9):

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                         = $   418,547.78

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________.
     If there is a number of shares or other
     units that were registered pursuant to
     rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest due -- if this Form is being filed
     more than 90 days after the end of the
     issuer's fiscal year (see Instruction D):                  + $

8.   Total of the amount of the registration fee
     due plus any interest due [line 5(viii)
     plus line 7]:                                              = $   418,547.78

9.   Date the registration fee and any interest
     payment was sent to the COMMISSION'S LOCKBOX
     DEPOSITORY: DECEMBER
     Method of Delivery:
        [X]   Wire Transfer
        [ ]   Mail or other means




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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                 By /s/ Doug Boains
                                    ------------------------------
                                    Doug Boains
                                    Assistant Director

   DATE: January 23, 2002

*Please print the name and title of the signing officer below the signature.